Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

Due to related parties

From time to time, during 2021 and 2020, the Company received advances from Chan Tin Chi Family Company Limited (formerly known as YSK 1860 Co., Limited), which is the major shareholder of the Company for working capital purposes. These advances are non-interest bearing and are payable on demand. During the years ended December 31, 2021, the Company repaid to Chan Tin Chi Family Company Limited for working capital totaled $618,151. During the nine months ended September 30, 2022, the Company repaid to Chan Tin Chi Family Company Limited working capital totaling $308,289. As of September 30, 2022 and December 31, 2021, amounts due to Chan Tin Chi Family Company Limited amounted to $2,127,431 and $2,435,720, respectively.

As of September 30, 2022 and December 31, 2021, amounts due to related companies amounted to $1,621,175 and $1,212,845, respectively.

The amounts are unsecured, interest-free and have no fixed terms of repayment.

NOTE 8 – RELATED PARTY TRANSACTIONS

Due to related parties

From time to time, during 2021 and 2020, the Company receive advances from Chan Tin Chi Family Company Limited (formerly known as YSK 1860 Co., Limited), who is the major shareholder of the Company for working capital purposes. These advances are non-interest bearing and are payable on demand. During the years ended December 31, 2021, the Company repaid to Chan Tin Chi Family Company Limited for working capital totaled $618,151. During the years ended December 31, 2019, the Company repaid to Chan Tin Chi Family Company Limited for working capital totaled $228,393. As of December 31, 2021 and 2020, amounts due to Chan Tin Chi Family Company Limited amounted to $2,435,720 and $1,817,569, respectively.

As of December 31, 2021 and 2020, amounts due to related companies amounted to $1,212,845 and $650,806, respectively.

The amounts are unsecured, interest-free and have no fixed terms of repayment.